Consolidated Statements of Operations and Comprehensive Loss (Parentheticals)	12 Months Ended
	Jun. 30, 2022 ¥ / shares shares	Jun. 30, 2022 $ / shares shares	Jun. 30, 2021 ¥ / shares shares	Jun. 30, 2020 ¥ / shares shares
Income Statement [Abstract]
Diluted | (per share)	¥ (0.671)	$ (0.100)	¥ (0.513)	¥ (0.364)
Diluted | (per share)	¥ (1.006)	$ (0.150)	¥ (0.770)	¥ (0.546)
Diluted (in Shares)	90,472,014	90,472,014	90,472,014	90,472,014